BOYAR
                                   VALUE FUND

May 4, 2000

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.  20549

Re:  Boyar Value Fund, Inc.
     File No. 333-29253 and 811-8253

Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (j) of Rule 497 would not have differed from that contained in the most recent amendment to The Boyar Value Fund's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 3) has been filed electronically.

If you have any questions or comments, contact me at 513 629-2996.

Very truly yours,

/s/ Wade Bridge
Assistant Secretary